Document and Entity Information	28 Months Ended
Mar. 31, 2012
Document and Entity Information
Document Type	Other
Amendment Flag	true
Amendment Description
Document Period End Date	Mar. 31, 2012
Trading Symbol	odt
Entity Registrant Name	ONLINE DISRUPTIVE TECHNOLOGIES, INC.
Entity Central Index Key	0001498380
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY